CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid in Capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019	$ 1,116	$ 84,680	$ (77,464)	$ 8,332
Balance, shares at Dec. 31, 2019	16,214,228
Exercise of options and Convertible loans	$ 109	1,248		1,357
Exercise of options and Convertible loans, shares	1,414,517
Share based compensation		211		211
Share Issuance	$ 172	2,772		2,944
Share Issuance, shares	2,370,000
Receivable on account of share purchase		(58)		(58)
Net loss			(7,867)	(7,867)
Balance at Dec. 31, 2020	$ 1,397	88,853	(85,331)	$ 4,919
Balance, shares at Dec. 31, 2020	19,998,745			19,998.745
Exercise of options and Convertible loans	$ 631	8,949		$ 9,580
Exercise of options and Convertible loans, shares	8,240,627
Share based compensation		31		31
Net loss			(10,138)	(10,138)
Balance at Dec. 31, 2021	$ 2,028	$ 97,833	$ (95,469)	$ 4,392
Balance, shares at Dec. 31, 2021	28,239,372			28,239.372